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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Charles E. Jobson

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10514

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA                 May 14, 2007
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

     Form 13F File Number            Name


     28- 10018                       Delta Partners, LLC
     --------------------------      --------------------------




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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       69

Form 13F Information Table Value Total:   $   17,714
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE




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                                                     FORM 13F INFORMATION TABLE


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




                                                                VALUATION CURRENCY: USD

COLUMN 1                            COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                      TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                    OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                    CLASS                                   AMOUNT     PRN  CALL                           (SHARED)
--------------                      --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------


AZZ Incorporated                    COMMON        002474104     $218        5,200      SH          SHARED       NONE       5,200
Actel Corporation                   OTC EQ        004934105     $895        54,200     SH          SHARED       NONE       54,200
AerCap Holdings NV                  COMMON        B1HHKD3US     $573        19,700     SH          SHARED       NONE       19,700
Applied Industrial Technologies Inc COMMON        03820C105     $302        12,300     SH          SHARED       NONE       12,300
BJ Services Company                 COMMON        055482103     $223        8,000      SH          SHARED       NONE       8,000
Biogen Idec Inc                     OTC EQ        09062X103     $391        8,800      SH          SHARED       NONE       8,800
CIBER Inc                           COMMON        17163B102     $500        63,500     SH          SHARED       NONE       63,500
Callidus Software                   OTC EQ        13123E500     $305        40,700     SH          SHARED       NONE       40,700
Carreker Corp                       OTC EQ        144433109     $189        23,600     SH          SHARED       NONE       23,600
Chart Industries Inc                OTC EQ        16115Q308     $530        29,200     SH          SHARED       NONE       29,200
Chicago Bridge and Iron Company NV  COMMON        167250109     $449        14,600     SH          SHARED       NONE       14,600
Clean Harbors Inc                   OTC EQ        184496107     $375        8,300      SH          SHARED       NONE       8,300
Complete Production Services Inc    COMMON        20453E109     $235        11,800     SH          SHARED       NONE       11,800
Comstock Resources Inc.             COMMON        205768203     $465        17,000     SH          SHARED       NONE       17,000
Concurrent Computer Corporation     OTC EQ        206710204     $178        113,600    SH          SHARED       NONE       113,600
Dresser-Rand Group, Inc.            COMMON        261608103     $658        21,600     SH          SHARED       NONE       21,600
Dycom Industries, Inc.              COMMON        267475101     $563        21,600     SH          SHARED       NONE       21,600
Entegris Inc                        OTC EQ        29362U104     $220        20,600     SH          SHARED       NONE       20,600
Federal Signal Corp.                COMMON        313855108     $253        16,300     SH          SHARED       NONE       16,300
Fred's Inc                          OTC EQ        356108100     $256        17,400     SH          SHARED       NONE       17,400
Genworth Financial Inc.             COMMON        37247D106     $517        14,800     SH          SHARED       NONE       14,800
Gerber Scientific Inc               COMMON        373730100     $689        64,900     SH          SHARED       NONE       64,900
Kelly Services Inc                  OTC EQ        488152208     $605        18,800     SH          SHARED       NONE       18,800
Lighting Science Group Corporation  OTC EQ        53224G103     $38         266,600    SH          SHARED       NONE       266,600
Merit Medical Systems Inc           OTC EQ        589889104     $664        52,900     SH          SHARED       NONE       52,900
Newfield Exploration Company        COMMON        651290108     $384        9,200      SH          SHARED       NONE       9,200
Newpark Resources Inc               COMMON        651718504     $123        17,400     SH          SHARED       NONE       17,400
Nomura Holdings Inc ADR             COMMON        65535H208     $381        18,400     SH          SHARED       NONE       18,400
Plexus Corp.                        OTC EQ        729132100     $247        14,400     SH          SHARED       NONE       14,400
QAD Inc.                            OTC EQ        74727D108     $684        75,200     SH          SHARED       NONE       75,200
Rosetta Resources, Inc.             OTC EQ        777779307     $246        12,000     SH          SHARED       NONE       12,000
SeaChange International Inc         OTC EQ        811699107     $938        115,200    SH          SHARED       NONE       115,200
Sensient Technologies Corporation   COMMON        81725T100     $812        31,500     SH          SHARED       NONE       31,500
Spherion Corporation                COMMON        848420105     $371        42,100     SH          SHARED       NONE       42,100
Steelcase Inc.                      COMMON        858155203     $833        41,900     SH          SHARED       NONE       41,900
The Hanover Insurance Group Inc.    COMMON        410867105     $461        10,000     SH          SHARED       NONE       10,000
Vishay Intertechnology Inc          COMMON        928298108     $440        31,500     SH          SHARED       NONE       31,500
CGI Group Inc Class A               COMMON        39945C109     $115        13,300     SH          SHARED       NONE       13,300
Lundin Mining Corp                  COMMON        550372106     $364        32,700     SH          SHARED       NONE       32,700
YRCW Conv. Bond, 5%, 8-8-23         BOND          985577AA3     $442        340,000    PRN         SHARED       NONE       340,000
NCS  Conv. Bond, 2.125%, 11-15-24   BOND          628852AG0     $283        215,000    PRN         SHARED       NONE       215,000
GAP Inc.  Apr 17.50 Put             PUT OP        3647608PW     $7          120             PUT    SHARED       NONE       120
GT Good Year Tire Jan 30 Put        PUT OP        3825508MF     $17         52              PUT    SHARED       NONE       52
GT Good Year Tire Jul 22.5 Put      PUT OP        3825508SX     $2          52              PUT    SHARED       NONE       52
LF Leapfrog Ent. Apr 10 Put         PUT OP        52186N8PB     $2          120             PUT    SHARED       NONE       120
Midcap SPDR Trust Apr 147 Put       PUT OP        5956358PQ     $3          66              PUT    SHARED       NONE       66
Midcap SPDR Trust May 148 Put       PUT OP        5956358QR     $10         66              PUT    SHARED       NONE       66
Midcap SPDR Trust May 152 Put       PUT OP        5956358QV     $13         52              PUT    SHARED       NONE       52
Network Appliance Apr 35 Put        PUT OP        64120L8PG     $4          78              PUT    SHARED       NONE       78
Network Appliance Jun 40 Put        PUT OP        64120L8RH     $16         38              PUT    SHARED       NONE       38
NASDAQ 100 Tracking Apr 43 Put      PUT OP        73935A8PQ     $12         293             PUT    SHARED       NONE       293
Nasdaq 100 Index June 43 Put        PUT OP        73935A8RQ     $22         210             PUT    SHARED       NONE       210
Nasdaq-100 Index May 41 Put         PUT OP        73935A8QO     $4          120             PUT    SHARED       NONE       120
SPDR Trust Series 1 May 136 Put     PUT OP        78462F8QF     $7          69              PUT    SHARED       NONE       69
SPDR Trust Series 1 May 140 Put     PUT OP        78462F8QJ     $15         80              PUT    SHARED       NONE       80
StreetTracks SPDR Semi Jun 48 Put   PUT OP        86330E8RV     $18         105             PUT    SHARED       NONE       105
Worthington Industriest May 20 Put  PUT OP        9818118QD     $8          118             PUT    SHARED       NONE       118
Industrial Select SPDR May 35 Put   PUT OP        81369Y8QI     $7          125             PUT    SHARED       NONE       125
Xilinx Inc. Jun 22.5 Put            PUT OP        9839198RX     $5          132             PUT    SHARED       NONE       132
Xilinx Inc. May 25 Put              PUT OP        9839198QE     $5          66              PUT    SHARED       NONE       66
YRC Worldwide Apr 40 Put            PUT OP        9842498PH     $4          36              PUT    SHARED       NONE       36
YRC Worldwide Inc May 45 Put        PUT OP        9842498QI     $21         42              PUT    SHARED       NONE       42
iShares MSCI EAFE Index Apr 72 Put  PUT OP        4642878PT     $5          219             PUT    SHARED       NONE       219
iShares MSCI EAFE Index Jun 74 Put  PUT OP        4642878RV     $16         120             PUT    SHARED       NONE       120
iShares Russell 2000 May 78 Put     PUT OP        4642878QZ     $20         122             PUT    SHARED       NONE       122
iShares Russell 2000 May 79 Put     PUT OP        4642878QA     $24         120             PUT    SHARED       NONE       120
iShares Russell 2000 Val Apr 79 Put PUT OP        4642878PA     $9          120             PUT    SHARED       NONE       120
streetracks SPDR Retail Apr 40 Put  PUT OP        86330E8PN     $2          96              PUT    SHARED       NONE       96
streettracks SPDR Retail Jun 43 Put PUT OP        86330E8RQ     $16         106             PUT    SHARED       NONE       106

                                                              $17,714




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